Share-Based Compensation (Table) (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unvested, Weighted Average Fair Value on Grant Date, opening balance		$ 3.79	$ 10.51
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Vested in Period, Weighted Average Grant Date Fair Value		$ 16.59
Unvested, Number of Units, ending balance	224,818
Unvested, Number of Units, ending balance	$ 10.51		$ 3.79	$ 10.51
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unvested, Number of Units, opening balance	1,549,825	928,908
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Vested in Period	(110,080)	(1,063,428)	(317,188)	(113,279)
Unvested, Number of Units, ending balance	1,426,029	1,549,825	928,908
Restricted Stock Units (RSUs) [Member] | First Grant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted , Number of Units		61,625
Granted, Actual Fair Value on Granting Date		$ 11.72
Cancelled, number of units	(13,716)
Restricted Stock Units (RSUs) [Member] | Second Grant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted , Number of Units		17,720
Granted, Actual Fair Value on Granting Date		$ 16.93
Restricted Stock Units (RSUs) [Member] | Third Grant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted , Number of Units		1,605,000
Granted, Actual Fair Value on Granting Date		$ 10.51